Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000107379
Shareholder Report [Line Items]
Fund Name	WOA All Asset I
Class Name	Class I
Trading Symbol	WOAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WOA All Asset I for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pathstone.com/WOAIX . You can also request this information by contacting us at 1-855-754-7935.
Additional Information Phone Number	1-855-754-7935
Additional Information Website	www.pathstone.com/WOAIX
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$153	1.53%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.53%
Material Change Date	Aug. 31, 2024
AssetsNet	$ 50,385,730
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 266,653
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$50,385,730
Number of Portfolio Holdings	11
Advisory Fee	$266,653
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.1%
Money Market Funds	1.9%